Restricted cash, time deposit and investment - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted cash and time deposits
Cash and short-term time deposits	¥ 216.9	¥ 142.4
Restricted time deposits term	3 years
Time deposits in custodian accounts for insurance brokerage business of the Group	¥ 5.0
Time deposits in custodian accounts for insurance brokerage business of the Group, maturing within one year	1.0
Databook
Restricted cash and time deposits
Restricted cash	114.1
Restricted wealth management products	¥ 38.2